OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning balance	£ 5,906	£ 6,491	£ 5,355
Issued in the year:
Issued in the year:	191	107	162
Redemption	0	(1,481)	0
Profit for the year attributable to other equity holders	453	466	433
Distributions on other equity instruments	(453)	(466)	(433)
Ending balance	5,906	5,906	6,491
US Dollar notes, issued in 2018
Issued in the year:
Issue of equity nominal value | $				$ 1,500
Issued in the year:	0	0	1,136
US Dollar notes, issued in 2019
Issued in the year:
Issue of equity nominal value | $				500
Issued in the year:	0	396	0
GBP notes, issued in 2019
Issued in the year:
Issue of equity nominal value | $				$ 500
Issued in the year:	£ 0	£ 500	£ 0